Average Annual Total Returns (Vanguard Institutional Short-Term Bond Fund Institutional) - Vanguard Institutional Short-Term Bond Fund - Vanguard Institutional Short-Term Bond Fund - Institutional Plus Shares
Total
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.96%
Five Years	1.75%
Ten Years	3.18%
Barclays U.S. 1-3 Years Government Credit ex Baa Index
Average Annual Returns for Periods Ended December 31, 2014
One Year	0.72%
Five Years	1.30%
Ten Years	2.75%